Schedule of new International Financial Reporting Standards not yet adopted (Details)	12 Months Ended
Dec. 31, 2021
Annual Improvements To I F R S Standards 20182020 [Member]
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Standard	Annual Improvements to IFRS Standards 2018–2020
Description	The amendments change requirements related to: (i) simplifying the application of IFRS 1 by a subsidiary that becomes a first-time adopter of IFRS after its parent company has already adopted IFRS; (ii) clarifying the fees a company includes in assessing the terms of a new or modified financial liability in order to determine whether to derecognize a financial liability (IFRS 9); and (iii) aligning the fair value measurement requirements in IAS 41 with those in other IFRS Standards. Additionally, the amendments change an illustrative example accompanying IFRS 16 regarding lease incentives.
Effective on	Jan. 01, 2022
Amendments To I F R S 3 [Member]
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Standard	Reference to the Conceptual Framework - Amendments to IFRS 3
Description	The amendments (i) update a certain reference in IFRS 3 to the most recent conceptual framework and (ii) include additional requirements related to obligations under the scope of IAS 37 - Provisions, Contingent Liabilities and Contingent Assets and IFRIC 21 - Levies. In addition, the amendments provide that the buyer should not recognize contingent assets acquired in a business combination.
Effective on	Jan. 01, 2022
Amendments To I A S 37 [Member]
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Standard	Onerous Contracts - Cost of Fulfilling a Contract - Amendments to IAS 37
Description	The amendments specify which costs an entity includes in determining the cost of fulfilling a contract in assessing whether the contract is onerous.
Effective on	Jan. 01, 2022
Amendments To I A S 16 [Member]
DisclosureNewStandardsAndInterpretationsLineItems [Line Items]
Standard	Property, Plant and Equipment: Proceeds before Intended Use - Amendments to IAS 16
Description	The amendments prohibit a company from deducting plant and equipment amounts received from selling items produced while the company is preparing the asset for its intended use from the cost of property. Instead, a company will recognize such sales proceeds and related cost in profit or loss.
Effective on	Jan. 01, 2022
Amendments To I A S 1 [Member]
DisclosureNewStandardsAndInterpretationsLineItems [Line Items]
Standard	Classification of Liabilities as Current or Non-current - Amendments to IAS 1
Description	The amendments establish requirements for the classification of a liability as current or non-current.
Effective on	Jan. 01, 2023
I F R S 17 Insurance Contracts [Member]
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Standard	IFRS 17 – Insurance Contracts (and Amendments)
Description	IFRS 4 – Insurance Contracts will be superseded by IFRS 17, which establishes, among other things, the requirements to be applied in the recognition, measurement, presentation and disclosure of insurance and reinsurance contracts.
Effective on	Jan. 01, 2023
Amendments To I A S 1 And Practice Statement 2 [Member]
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Standard	Disclosure of Accounting Policies – Amendments to IAS 1 and Practice Statement 2
Description	In place of the requirement to disclose significant accounting policies, the amendments to IAS 1 - Presentation of Financial Statements establish that accounting policies must be disclosed when they are material. Among other things, the amendment provides guidance for determining such materiality.
Effective on	Jan. 01, 2023
Amendments To I A S 8 [Member]
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Standard	Definition of Accounting Estimates – Amendments to IAS 8
Description	According to the amendments to IAS 8, the definition of “change in accounting estimate” no longer exists. Instead, a definition was established for the term “accounting estimates”: monetary values in the financial statements that are subject to measurement uncertainty
Effective on	Jan. 01, 2023
Amendments To I A S 12 [Member]
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Standard	Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12
Description	The amendments have reduced the scope of the exemption from recognition of deferred tax assets and deferred tax liabilities described in paragraphs 15 and 24 of IAS 12 - Income Taxes, so that it no longer applies to transactions that, among other things, on initial recognition, give rise to equal taxable and deductible temporary differences.
Effective on	Jan. 01, 2023